Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000246109 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Core Investment Grade ETF
Class Name	First Trust Core Investment Grade ETF
Trading Symbol	FTCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$56(1)	0.55%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 56	[1]
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.13% for the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 3.38% for the same Period.
This 75 basis points (“bps”) of outperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than the benchmark which was beneficial to relative performance.
  The Fund benefited from its overweight allocations to Agency Mortgage-Backed Securities and Securitized Credit as spreads tightened over the Period.
  The Fund benefited from security selection within the corporate sector, particularly in the Industrial and Financial subsectors.
  Active yield curve positioning aided Fund performance.
  The use of derivatives was a net benefit to the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 7, 2023 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	Since Inception (11/7/23)
First Trust Core Investment Grade ETF	4.13%	7.46%
Bloomberg US Aggregate Bond Index	3.38%	6.44%
ICE BofA US Broad Market Index	3.40%	6.49%

Performance Inception Date	Nov. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTCB for more recent performance information.
Net Assets	$ 1,273,166,619
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 2,817,021
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,273,166,619
Total number of portfolio holdings	625
Total advisory fee paid	$2,817,021
Portfolio turnover rate	183%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	36.5%
Corporate Bonds and Notes	20.3%
Mortgage-Backed Securities	17.5%
U.S. Government Bonds and Notes	15.7%
Asset-Backed Securities	5.5%
Foreign Corporate Bonds and Notes	3.7%
U.S. Government Agency Securities	1.1%
Municipal Bonds	0.5%
Exchange-Traded Funds	0.0%
U.S. Treasury Bills	3.1%
Money Market Funds	1.6%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(0.6%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	(4.8%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000248162 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Commercial Mortgage Opportunities ETF (now known as First Trust AAA CMBS ETF)
Class Name	First Trust Commercial Mortgage Opportunities ETF (now known as First Trust AAA CMBS ETF)
Trading Symbol	CAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Commercial Mortgage Opportunities ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CAAA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Commercial Mortgage Opportunities ETF	$57	0.55%(1)
(1)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.54%.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.08% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index, which returned 6.10% for the same Period.
This 2 basis points (“bps”) of underperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than the benchmark, which aided performance.
  The Fund was overweight to single-asset single-borrower floaters and Conduit Commercial Mortgage-Backed Securities Interest-Only tranches. The allocation to these sectors was beneficial to the Fund’s performance.
  Security selection within in-benchmark securities, fixed rate Conduit Principal & Interest bonds, generated relative underperformance.
  While utilized to primarily manage yield curve risk, the use of derivatives was mildly detrimental to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 27, 2024 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	Since Inception (2/27/24)
First Trust Commercial Mortgage Opportunities ETF	6.08%	6.71%
Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index	6.10%	6.86%
Bloomberg US Aggregate Bond Index	3.38%	5.07%

Performance Inception Date	Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CAAA for more recent performance information.
Net Assets	$ 18,286,259
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 78,749
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$18,286,259
Total number of portfolio holdings	70
Total advisory fee paid	$78,749
Portfolio turnover rate	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	95.0%
U.S. Government Agency Mortgage-Backed Securities	0.6%
Money Market Funds	3.6%
Net Other Assets and Liabilities(1)	0.8%
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective June 30, 2025, the Fund’s annual unitary management fee was reduced from 0.55% to 0.45% of the Fund’s average daily net assets.
Effective September 2, 2025, the Fund changed its name from First Trust Commercial Mortgage Opportunities ETF to First Trust AAA CMBS ETF. In connection with the change to the Fund’s name, the Fund’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 was revised as follows:
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities with a ‘AAA’ rating (or equivalent) at the time of purchase, as determined by at least one nationally recognized statistical rating organization or, if unrated, as determined by the Advisor to be of comparable credit quality at the time of purchase.

Material Fund Change Name [Text Block]	Effective September 2, 2025, the Fund changed its name from First Trust Commercial Mortgage Opportunities ETF to First Trust AAA CMBS ETF.
Material Fund Change Expenses [Text Block]	Effective June 30, 2025, the Fund’s annual unitary management fee was reduced from 0.55% to 0.45% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/CAAA
C000248350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Structured Credit Income Opportunities ETF
Class Name	First Trust Structured Credit Income Opportunities ETF
Trading Symbol	SCIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SCIO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.85% for the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the ICE BofA ABS & CMBS Index, which returned 5.57% for the same Period.
This 328 basis points (“bps”) of outperformance was due to several factors during the Period:
  The Fund generated a significantly higher level of income than its benchmark, which aided relative Fund performance.
  Overall, the Fund’s allocation to lower rated securitized credit sectors aided performance, as spreads tightened over the Period.
  While generally used to manage yield curve exposures, the use of derivatives was a net benefit to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 27, 2024 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	Since Inception (2/27/24)
First Trust Structured Credit Income Opportunities ETF	8.85%	9.13%
ICE BofA US ABS & CMBS Index	5.57%	6.40%
Bloomberg US Aggregate Bond Index	3.38%	5.07%

Performance Inception Date	Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SCIO for more recent performance information.
Net Assets	$ 25,684,046
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 130,237
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$25,684,046
Total number of portfolio holdings	89
Total advisory fee paid	$130,237
Portfolio turnover rate	100%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	55.1%
Asset-Backed Securities	31.7%
U.S. Government Agency Mortgage-Backed Securities	6.5%
Money Market Funds	11.9%
Purchased Options	0.0%
Net Other Assets and Liabilities(1)	(5.2%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective June 30, 2025, the Fund’s annual unitary management fee was reduced from 0.95% to 0.85% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 30, 2025, the Fund’s annual unitary management fee was reduced from 0.95% to 0.85% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SCIO

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.54%.